Document and Entity Information	3 Months Ended
	Aug. 31, 2011	Oct. 08, 2011
Document And Entity Information
Entity Registrant Name	Income Now Consulting
Entity Central Index Key	0001493265
Document Type	10-Q
Document Period End Date	Aug 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,804,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Aug. 31, 2011	May 31, 2011
CURRENT ASSETS
Cash	$ 273	$ 291
Total Current Assets	273	291
TOTAL ASSETS	273	291
CURRENT LIABILITIES
Accounts payable	3,267	177
Interest payable	176
Notes payable - related party	17,605
Accounts payable - related party	4,500	17,605
Total Current Liabilities	25,548	17,782
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, 50,000,000 shares authorized at par value of $0.0001, no shares issued and outstanding
Common stock, 100,000,000 shares authorized at par value of $0.0001, 4,804,000 shares issued and outstanding	480	480
Additional paid-in capital	40,120	40,120
Deficit accumulated during the development stage	(65,875)	(58,091)
Total Stockholders' Equity (Deficit)	(25,275)	(17,491)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 273	$ 291

Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2011	May 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares par value	$ 0.0001	$ 0.0001
Common stock, shares issued and outstanding	$ 4,804,000	$ 4,804,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended		16 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Income Statement [Abstract]
REVENUES
COST OF SALES
GROSS MARGIN
OPERATING EXPENSES
Professional fees	7,590	15,944	57,371
General and administrative	18	2,843	8,328
Expenses	7,608	18,787	65,699
INCOME (LOSS) FROM LOSS FROM OPERATIONS	(7,608)	(18,787)	(65,699)
Interest expense	(176)		(176)
Total other income (expense)	(176)		(176)
INCOME (LOSS) BEFORE LOSS BEFORE INCOME TAXES	(7,784)	(18,787)	(65,875)
CURRENT INCOME TAX EXPENSE (BENEFIT)
PROVISION FOR INCOME TAXES
NET LOSS	$ 7,784	$ 18,787	$ 65,875
BASIC AND DILUTED LOSS PER COMMON SHARE	$ 0	$ 0
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	4,804,000	4,804,000

Shareholders Equity (Unaudited) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2010	Aug. 31, 2011	May 31, 2011
Beginning Balance, Amount		$ (17,491)	$ 35,969
Common stock issued to founders for services at $0.0001 per share, Amount	400
Common stock issued for cash at $0.05 per share, Amount	40,200
Loss from inception through May 31, 2010, Amount	(4,631)
Loss for the year ended May 31, 2011, Amount			(53,460)
Net loss for the three months ended August 31, 2011 (unaudited), Amount		(7,784)
Ending Balance, Amount	35,969	25,275	(17,491)
Common Stock
Beginning Balance, Shares		4,804,000	4,804,000
Beginning Balance, Amount		480	480
Common stock issued to founders for services at $0.0001 per share, Shares	4,000,000
Common stock issued to founders for services at $0.0001 per share, Amount	400
Common stock issued for cash at $0.05 per share, Shares	804,000
Common stock issued for cash at $0.05 per share, Amount	80
Loss from inception through May 31, 2010, Shares
Loss from inception through May 31, 2010, Amount
Loss for the year ended May 31, 2011, Shares
Loss for the year ended May 31, 2011, Amount
Net loss for the three months ended August 31, 2011 (unaudited), Shares
Net loss for the three months ended August 31, 2011 (unaudited), Amount
Ending Balance, Shares	4,804,000	4,804,000	4,804,000
Ending Balance, Amount	480	480	480
Additional Paid-In Capital
Beginning Balance, Amount		40,120	40,120
Common stock issued to founders for services at $0.0001 per share, Amount
Common stock issued for cash at $0.05 per share, Amount	40,120
Loss from inception through May 31, 2010, Amount
Loss for the year ended May 31, 2011, Amount
Net loss for the three months ended August 31, 2011 (unaudited), Amount
Ending Balance, Amount	40,120	40,120	40,120
Stock Subscription Receivable
Beginning Balance, Amount
Common stock issued to founders for services at $0.0001 per share, Amount
Common stock issued for cash at $0.05 per share, Amount
Loss from inception through May 31, 2010, Amount
Loss for the year ended May 31, 2011, Amount
Net loss for the three months ended August 31, 2011 (unaudited), Amount
Ending Balance, Amount
Deficit Accumulated During the Development Stage
Beginning Balance, Amount		(58,091)	(4,631)
Common stock issued to founders for services at $0.0001 per share, Amount
Common stock issued for cash at $0.05 per share, Amount
Loss from inception through May 31, 2010, Amount	(4,631)
Loss for the year ended May 31, 2011, Amount			(53,460)
Net loss for the three months ended August 31, 2011 (unaudited), Amount		(7,784)
Ending Balance, Amount	$ (4,631)	$ 65,875	$ (58,091)

Shareholders Equity (Parenthetical)	Aug. 31, 2011	May 31, 2010
Statement of Stockholders' Equity [Abstract]
Common stock issued to founders for services per share	0.0001	0.0001
Common stock issued to founders for services per share	0.0001	0.0001
Common stock issued for cash per share	0.05	0.05
Common stock issued for cash per share	0.05	0.05

Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		16 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
OPERATING ACTIVITIES
Net loss	$ 7,784	$ 18,787	$ 65,875
Adjustments to reconcile net loss to net cash used by operating activities:
Changes in operating assets and liabilities:
Prepaid expenses		2,638
Accrued interest payable	176		176
Accounts payable	3,090	1,784	3,267
Net Cash Used in Operating Activities	(4,518)	(14,365)	(62,432)
INVESTING ACTIVITIES
Net Cash Provided by (Used in) Investing Activities
FINANCING ACTIVITIES
Proceeds from common stock issued			40,600
Proceeds from related party payables	4,500	852	22,105
Net Cash Provided by Financing Activities	4,500	852	62,705
NET INCREASE (DECREASE) IN CASH	(18)	(13,513)	273
CASH AT BEGINNING OF PERIOD	291	29,842
CASH AT END OF PERIOD	273	16,329	273
CASH PAID FOR:
Interest
Income Taxes

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Aug. 31, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

 Income Now Consulting (the “Company”) was incorporated in the State of Nevada on April 23, 2010. The Company is engaged in offering an interactive web-based fundraising program designed for non-profit organizations, schools and clubs. The Company has no revenues and limited operations and is accordingly classified as a development stage company.

Basis of Presentation

The unaudited financial statements as of August 31, 2011 and for the three months ended August 31, 2011 have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information in accordance with Securities and Exchange Commission  (SEC) Regulation S-X rule 8-03. In the opinion of management, the unaudited financial statements have been prepared on the same basis as the annual financial statements and reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position as of August 31, 2011 and the results of operations and cash flows for the periods then ended. The financial data and other information disclosed in these notes to the interim financial statements related to the period are unaudited. The results for the three month period ended August 31, 2011, are not necessarily indicative of the results to be expected for any subsequent quarters or for the entire year ending May 31, 2012. The balance sheet at May 31, 2011 has been derived from the audited financial statements at that date.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

Management has considered all recent accounting pronouncements issued since the last audit of our financial statements. The Company’s management believes that these recent pronouncements will not have a material effect on the Company’s financial statements.

GOING CONCERN	3 Months Ended
Aug. 31, 2011
Notes to Financial Statements
GOING CONCERN

NOTE 2 - GOING CONCERN

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation of the Company as a going concern.  However, the Company has not generated revenues since inception and has an accumulated deficit of  $65,875 as of August 31, 2011.  The Company currently has limited liquidity and has not completed its efforts to establish a stabilized source of revenues sufficient to cover operating costs over an extended period of time.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Management anticipates that the Company will be dependent, for the near future, on additional investment capital, primarily from its shareholders, to fund operating expenses. The Company intends to position itself so that it may be able to raise additional funds through the capital markets. In light of management’s efforts, there are no assurances that the Company will be successful in this or any of its endeavors or become financially viable and continue as a going concern.

RELATED PARTY PAYABLES	3 Months Ended
Aug. 31, 2011
Notes to Financial Statements
RELATED PARTY PAYABLES

NOTE 3 – RELATED PARTY PAYABLES

On July 31, 2011, the Company entered into a Promissory Note with Ruthy Navon (the Company’s prior Secretary and Promoter, who the Company is party to a Consulting Agreement with).  The Promissory Note evidences  $17,605 loaned to the Company by Ms. Navon, bears interest at the rate of 12% per annum and is due and payable on August 15, 2011. The Promisory Note was paid by a director of the Company and the  $17,605 is now payable to the director with interest at the rate of 12% per annum.  The Company has accrued  $176 of interest on the loan as of August 31, 2011.

Various expenses of the Company, including general and administrative expenses and professional fees, have been paid for or made by a related party. The related party payable totals  $4,500 at August 31, 2011, bears no interest, is unsecured and due upon demand.

SUBSEQUENT EVENTS	3 Months Ended
Aug. 31, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS	NOTE 4 – SUBSEQUENT EVENTS In accordance with ASC 855 the Company’s management reviewed all material events through the date of this report and there are no material subsequent events to report.